Investment in joint venture - Summary of movement in asset retirement obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Accretion expense	$ 0	$ 429
Asanko Gold Mine [Member]
Disclosure of transactions between related parties [line items]
Balance, beginning of year	34,036	30,790
Accretion expense	903	888
Change in obligation	21,309	2,358
Reclamation undertaken during the year	(100)	0
Balance, end of year	$ 56,148	$ 34,036